Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Cash	$ 6,103
NIS [Member]
Financial assets
Cash	21,159	$ 47,599
Restricted deposits	1,570	925
Trade receivables	325	149
Other receivables	827	1,408
Total financial assets	23,881	50,081
Financial liabilities
Financial liabilities measured at amortized cost	$ 10,372	$ 10,290